Inventories (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories [abstract]
Cost of inventories recognized in Cost of Sales	¥ 78,595,380	¥ 82,981,590	¥ 65,607,079
Inventory provision excluded in cost of sales	70,178	86,003	60,461
Provision for inventory write-down	155,462	158,229
Provision reversed for sales of certain finished goods and utilisation of certain spare parts and consumables	¥ 72,945	¥ 73,266	¥ 44,591